Other income and expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Other Operating Income	$ 35,913,509	$ 21,269,586	$ 41,452,962
Others
Statement [Line Items]
Other Operating Income	254,851	168,557	113,748
Insurance
Statement [Line Items]
Other Operating Income	1,340,565	0	0
Income from sale of property, plant and equipment
Statement [Line Items]
Other Operating Income	19,895	204,872	0
Net recovery related to the provision for lawsuits and claims
Statement [Line Items]
Other Operating Income	61,722	0	0
Net recovery related to the allowance for doubtful accounts
Statement [Line Items]
Other Operating Income	556	0	0
Recovery related to discount of tax credits
Statement [Line Items]
Other Operating Income	262,851	461,132	0
Interest Earned from Customers
Statement [Line Items]
Other Operating Income	6,652,029	7,033,279	9,136,975
Foreign Exchange Difference, Net
Statement [Line Items]
Other Operating Income	$ 27,321,040	$ 13,401,746	$ 32,202,239